UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05009

COLORADO BONDSHARES — A TAX-EXEMPT FUND

(Exact Name of Registrant as Specified in Charter)

1200 SEVENTEENTH STREET, SUITE 850, DENVER, COLORADO 80202

(Address of Principal Executive Offices, Zip Code)

FRED R. KELLY, JR.

1200 SEVENTEENTH STREET, SUITE 850

DENVER, COLORADO 80202

(Name and Address of Agent for Service)

(303) 572-6990 (800) 572-0069 (OUTSIDE OF DENVER)

(Registrant’s Telephone Numbers, Including Area Code)

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2014

Item 1. SCHEDULE OF INVESTMENTS

COLORADO BONDSHARES — A TAX-EXEMPT FUND

Schedule of Investments

December 31, 2014 (unaudited)

Face Amount		Value
	Colorado Municipal Bonds - 41.5%
1,600,000	Aberdeen Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 7.50% to yield 8.00% due 12/1/2035	$1,600,064
745,000	Adonea Metropolitan District No. 2 LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	421,186
2,000,000	Arista Metropolitan District Special Revenue Series 2005, 6.75% due 12/1/2035	2,004,260
6,000,000	Arista Metropolitan District Subordinate (Convertible to Parity) Special Revenue Series 2008, 9.25% to yield 8.125% - 11.73% due 12/1/2037	3,331,380
1,000,000	Beacon Pointe Metropolitan District LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	1,006,340
4,315,000	Boulder County Development Revenue (Boulder College of Massage Therapy Project) Series 2006A, 6.35% due 10/15/2031 (a)(j)	4,315,000
2,162,000	Bradburn Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 8.00% due 12/15/2034	2,165,784
8,000,000	Brighton Crossing Metropolitan District No. 4 G.O. (LTD Tax Convertible to Unlimited Tax) Refunding Series 2013, 7.00% 12/1/2023	8,221,600
11,175,000	Bromley Park Metropolitan District No. 2 G.O. LTD Tax Convertible Zero Coupon Series 2007B, 7.00% due 12/15/2037	11,192,098
1,426,000	Buffalo Run Mesa Metropolitan District LTD Tax G.O. Series 2004, 5.00% to yield 5.793% - 5.832% due 12/1/2034 (j)	1,283,400
437,363	Buffalo Run Mesa Metropolitan District LTD Tax G.O. Series 2006, 5.00% to yield 5.763% due 12/1/2037 (j)	393,626
8,010,000	Castle Oaks Metropolitan District G.O. LTD Tax Refunding and Improvement Series 2012, 5.50% due 12/1/2022	8,037,554
6,500,000	Cimarron Metropolitan District LTD Tax (Convertible to Unlimited Tax) Revenue Series 2012, 6.00% due 12/1/2022	6,526,195
6,485,214	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992B, 0.00% due 1/1/2032 (g)(i)(j)	3,404,737
2,015,445	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, principal only, due 1/1/2027 (e)(i)(j)	1,612,356
2,014,408	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, interest only, 9.00% due 1/1/2027 (f)(i)(j)	1,611,526
1,605,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Brighton Charter School Project) Series 2006, 6.00% due 11/1/2036	1,519,068
3,558,146	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Carbon Valley Academy Project) A Charter School Created by St. Vrain Valley RE-1J Series 2006, 5.625% to yield 7.394% -8.022% due 12/1/2036	2,878,006
1,310,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Knowledge Quest Academy Project) A Charter School Created by Weld County School District No. RE-5J, Series 2005 , 6.50% to yield 8.00% due 5/1/2036	1,176,590
785,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue Refunding and Improvement (Elbert County Charter School Project) Series 2004, 7.375% to yield 7.45% due 3/1/2035	758,184
7,160,000	Colorado Educational and Cultural Facilities Authority (Union Colony Elementary School Project) A Charter School Chartered Through Weld County School District 6 Charter School Revenue Series 2012A, 5.65% due 3/1/2016	7,159,785
8,470,000	Colorado Educational and Cultural Facilities Authority (Westgate Community School Project) A Charter School Chartered Through Adams 12 Five Star Schools Charter School Revenue Series 2012A, 5.75% due 7/1/2017	8,470,508

Face Amount		Value
10,980,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (University Lab School Project) A Charter School Chartered Through Weld County School District No. 6 Series 2012, 5.40% due 12/15/2017	10,983,623
20,000,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (American Academy Parker Facilities Project) A Charter School Created by Douglas County School District Re. 1 Series 2012, 5.70% due 12/15/2017	20,000,200
13,275,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue, Series 2013 (Prospect Ridge Academy Project) A Charter School Authorized Through Adams 12 Five Star Schools, 5.80% due 8/15/2018	13,322,259
32,365,000	Colorado Educational and Cultural Facilities Authority (Ability Connection Colorado Project) Refunding and Improvement Revenue Series 2014, 5.85% due 4/01/2019	32,821,994
3,670,000	Colorado Educational and Cultural Facilities Authority (Swallow Charter Academy) Refunding and Improvement Revenue Series 2014, 5.70% due 11/15/2019	3,687,066
3,755,000	Colorado Housing and Finance Authority Economic Development Revenue (Micro Business Development Corporation Project) Series 2005, 6.75% due 12/1/2010 (a)(j)	1,938,331
21,870,000	Colorado Springs Urban Renewal Authority Tax Increment Revenue (University Village Project) Series 2008A Senior, 7.00% to yield 7.00% - 9.00% due 12/1/2029	15,576,470
7,435,000	Colorado Springs Urban Renewal Authority Tax Increment Revenue (University Village Project) Series 2008B Subordinate (Convertible to Senior), 7.50% due 12/15/2029	3,791,181
1,205,000	Confluence Metropolitan District (in the town of Avon) Tax Supported Revenue Series 2007, 5.25% to yield 6.929% due 12/1/2017	1,143,485
1,030,000	Country Club Highlands Metropolitan District G.O. Limited Tax Series 2007, 7.25% due 12/1/2037	418,355
220,000	Denver Convention Center Hotel Authority Convention Center Hotel Senior Revenue Refunding Series 2006, 4.50% to yield 4.25% - 8.481% due 12/1/2022	226,750
355,000	Denver (City and County of) Single Family Home Mortgage Revenue (Metro Mayors Caucus Single Family Mortgage Bond Program) Series 2001A, 6.30% to yield 5.80% due 11/1/2032	373,357
510,000	Denver West Promenade Metropolitan District Limited Tax (Convertible to Unlimited Tax) G.O. Series 2013, 5.125% due 12/01/2031	511,188
6,710,000	East Cherry Creek Valley Water and Sanitation District Water Activity Enterprise, Inc. Step Rate Water Revenue Series 2004, 6.00% due 11/15/2023 (c)	6,713,020
4,500,000	Elbert and Highway 86 Commercial Metropolitan District Public Improvement Fee Revenue Series 2008A, 7.50% due 12/1/2032	2,003,985
3,830,000	Fronterra Village Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Refunding & Improvement Series 2007, 4.375% - 5.00% to yield 4.552% - 7.135% due 12/1/2017-2034	3,923,732
2,000,000	Granby Ranch Metropolitan District LTD Tax G.O. Series 2006, 6.75% due 12/1/2036	2,013,280
1,000,000	High Plains Metropolitan District LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	564,980
4,293,000	Hyland Village Metropolitan District LTD Tax G.O. Variable Rate Bonds Series 2008, 6.25% to yield 26.393% due 12/1/2027	1,330,529
1,006,000	Jeffco Business Center Metropolitan District No. 1 LTD Tax G.O. Series 2000, 8.00% to yield 20.907% due 5/1/2020 (j)	1,006,000
295,000	Lafayette City Center GID LTD Tax G.O. Series 1999, 5.75% to yield 7.60% due 12/1/2018	290,327
4,215,000	Madre Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007A, 5.375% to yield 5.375% - 7.534% due 12/1/2026	3,575,289
2,500,000	Madre Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007A, 5.50% to yield 6.95% - 9.654% due 12/1/2036	1,925,600
17,485,000	Marin Metropolitan District LTD Tax G.O. Series 2008, 7.75% due 12/1/2028	17,796,408

Face Amount		Value
11,580,000	Meadows Metropolitan District No. 1 G.O. LTD Tax Series 1989 A (reissued on 12/29/1993), 7.999% due 6/1/2029 (k)	11,979,394
11,565,000	Meadows Metropolitan District No. 2 G.O. LTD Tax Series 1989 B (reissued on 12/29/1993), 7.999% due 6/1/2029 (k)	11,963,877
11,515,000	Meadows Metropolitan District No. 7 G.O. LTD Tax Series 1989 C (reissued on 12/29/1993), 7.999% due 6/1/2029 (k)	11,912,152
260,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004A, 7.00% to yield 7.075% due 6/1/2043	156,112
2,000,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004B, 7.00% to yield 7.075% due 6/1/2043	1,200,860
565,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004C, due 6/1/2043 (e)	56,500
1,000,000	Mountain Shadows Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007, 5.50% due 12/1/2027	981,120
2,540,000	Murphy Creek Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Refunding and Improvement Series 2006, 6.00% to yield 7.90% due 12/1/2026	1,253,007
1,880,000	Murphy Creek Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Refunding and Improvement Series 2006, 6.125% to yield 7.90% - 12.568% due 12/1/2035	917,835
1,500,000	Neu Towne Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.20% due 12/1/2023	398,325
4,585,000	Northwest Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.125% to yield 12.00% due 12/1/2025	4,490,228
18,500,000	Northwest Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.25% to yield 13.00% due 12/1/2035	17,583,140
3,325,000	Pine Bluffs Metropolitan District (in the town of Parker) G.O. LTD Tax Series 2004, 7.25% to yield 17.889% due 12/1/2024	1,647,970
2,340,000	Potomac Farms Metropolitan District G.O. Refunding and Improvement (LTD Tax Convertible to Unlimited Tax) Series 2007A, 7.25% due 12/1/2037 (j)	2,005,076
401,000	Potomac Farms Metropolitan District G.O. Refunding and Improvement (LTD Tax Convertible to Unlimited Tax) Series 2007B, 7.625% due 12/1/2023	361,670
9,000,000	Ravenna Metropolitan District G.O. LTD Tax Series 2007, 7.00% due 12/1/2037 (j)	8,449,830
3,500,000	Reata North Metropolitan District LTD TAX G.O. Series 2007, 5.50% to yield 9.00% due 12/1/2032	2,601,095
13,350,000	Reata South Metropolitan District LTD TAX G.O. Series 2007A, 7.25% due 6/1/2037	13,059,905
930,000	Riverdale Peaks II Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.40% due 12/1/2025 (l)	390,786
1,135,000	Riverdale Peaks II Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.50% due 12/1/2035 (l)	448,473
603,000	Routt County LID No. 2002-1 Special Assessment Series 2004A, 6.50% to yield 6.59% due 8/1/2024	603,151
36,082	Roxborough Village Metropolitan District Series 1993A, 9.00% due 12/31/2016 (i)	36,010
236,948	Roxborough Village Metropolitan District Series 1993B, principal only, 0.00% due 12/31/2021 (e)(i)(j)	126,651
262,150	Roxborough Village Metropolitan District Series 1993B, interest only, 10.41% due 12/31/2042 (f)(i)(j)	40,633
500,000	Silver Peaks Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2006, 5.75% due 12/1/2036	335,910
3,520,000	Solitude Metropolitan District Senior G.O. LTD Tax Series 2006, 7.00% due 12/1/2026(j)	3,520,000
8,000,000	Southglenn Metropolitan District Subordinate Convertible Capital Appreciation Special Revenue Series 2008, 8.125% due 12/15/2030	8,244,240
9,000,000	Stone Ridge Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007, 7.25% due 12/1/2031	1,979,370

Face Amount		Value
1,171,000	Traditions Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2006, 5.75% to yield 7.63% due 12/1/2036	1,171,187
18,240,000	United Water & Sanitation District (Lupton Lakes Water Storage Project and Water Activity Enterprise) Revenue Series 2006, 6.00% due 3/1/2021	18,279,398
6,875,000	United Water & Sanitation District Ravenna Project Water Activity Enterprise Convertible Capital Appreciation Series 2007, 6.125% due 12/1/2037	6,204,963
9,320,000	United Water & Sanitation District United Water Acquisition Project Water Activity Enterprise Revenue Refunding Series 2012, 6.00% due 12/1/2023	9,516,932
11,500,000	Valagua Metropolitan District G.O. LTD Tax Series 2008, 7.75% — 31.019% due 12/1/2037	2,898,345
2,250,000	Waterfront Metropolitan District LTD Tax (Convertible to Unlimited Tax) G.O. Refunding & Improvement Series 2007, 4.25% to yield 7.794% due 12/1/2032	2,115,225
500,000	Wheatlands Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.00% due 12/1/2025	502,090
1,245,000	Wheatlands Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2008, 8.25% due 12/15/2035	1,253,603
1,952,000	Wildgrass Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Refunding Series 2007, 6.20% to yield 5.25% due 12/1/2034 (b)	2,162,953

	Total Colorado Municipal Bonds (amortized cost $392,738,567)	$375,874,672

	Short-Term Municipal Bonds — 18.5%
11,055,000	Broomfield Urban Renewal Authority Tax Increment Revenue (Broomfield Event Center Project) Series 2005, 0.11%, due 12/1/2030 (LOC 5)	11,055,000
500,000	Castle Oaks Metropolitan District G.O. LTD Tax Series 2005, 6.00% due 12/1/2025 (b)	525,300
7,295,000	Castle Pines North Finance Corporation Variable Rate Certificates of Participation Series 2008, 0.06% due 12/1/2033 (LOC 1)	7,295,000
3,780,000	Colorado Educational and Cultural Facilities Authority (STEM School Expansion Project) A Charter School Chartered Through Douglas County School District RE 1 Charter School Revenue Series 2013A, 5.80% due 6/15/2018 (b)	3,873,744
4,085,000	Colorado Housing and Finance Authority Multi-Family/Project Class I Adjustable Rate 2002 Series A-1, 0.07% due 10/1/2022 (LOC 2)	4,085,000
5,365,000	Colorado Housing and Finance Authority Multi-Family/Project Class I Adjustable Rate 2008 Series C-3, 0.04% due 10/1/2038 (LOC 2)	5,365,000
3,735,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable Rate 2006 Series A-2, 0.04% due 11/1/2034 (LOC 2)	3,735,000
28,835,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable Rate 2005 Series B-2, 0.02% due 5/1/2034 (LOC 3)	28,835,000
15,215,000	Colorado Housing and Finance Authority Multi-Family/Project Class I Adjustable Rate 2005 Series A-2, 0.02% due 4/1/2036 (LOC 3)	15,215,000
7,740,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable Rate 2002 Series B-3, 0.02% due 11/1/2021 (LOC 3)	7,740,000
19,950,000	Colorado Housing and Finance Authority Single Family Mortgage Class II Adjustable Rate 2013 Series B, 0.03% due 11/1/2036 (LOC 7)	19,950,000
1,800,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable Rate 2006 Series C-2, 0.03% due 11/1/2034 (LOC 2)	1,800,000
8,030,000	Colorado Springs (City of) Variable Rate Demand Utilities System Improvement Revenue Series 2010C, 0.05% due 11/1/2040 (LOC 6)	8,030,000

Face Amount		Value
1,400,000	Colorado Springs (City of) Variable Rate Demand Utilities System Improvement Revenue Series 2012A, 0.04% due 11/1/2041 (LOC 4)	1,400,000
9,425,000	EagleBend Affordable Housing Corporation Taxable Convertible Variable Rate Multifamily Housing Project Revenue Refunding Series 2006A, 0.05% due 7/1/2021 (LOC 4)	9,425,000
620,000	Fort Lupton Golf Course Revenue Anticipation Warrants Senior Series 1996A, 8.50% due 12/15/2015 (a)	3,100
10,500,000	Freddie Mac Multifamily M Certificates Class A Series M-031 0.05% due 12/15/2045 (j)	10,500,000
20,000,000	Jefferson Center Metropolitan District No. 2 Special Revenue Variable Rate Series 2007A, 4.89% due 12/1/2028 (j)	20,000,000
900,000	Parker Automotive Metropolitan District G.O. Variable Rate (LTD Tax Convertible to Unlimited Tax) Series 2005, 0.05% due 12/1/2034 (LOC 4)	900,000
7,200,000	Sheridan Redevelopment Agency Variable Rate Tax Increment Refunding Revenue (South Santa Fe Drive Corridor Redevelopment Project) Series 2011A-1, 0.07% due 12/1/2029 (LOC 6)	7,200,000

	Total Short-Term Municipal Bonds (amortized cost $166,992,275)	$166,932,144

	Colorado Capital Appreciation and Zero Coupon Bonds – 3.9%
520,000	Colorado Health Facilities Authority Zero Coupon Retirement Housing Revenue (Liberty Heights Project) 1990 Subordinate Series B, 6.97% due 7/15/2020 (b)(d)	$473,845
7,470,000	Conifer Metropolitan District Jefferson County Supplemental Interest Coupons Series 2006, 8.00% due 12/1/2010-12/1/2031 (a)(d)(j)	3,352,312
15,725,000	Flying Horse Metropolitan District No. 2 Refunding and Improvement Subordinate LTD Tax G.O. Convertible Capital Appreciation Series 2013B, 8.00% due 12/15/2042 (d)	10,886,260
14,000,000	PV Water and Sanitation Metropolitan District Capital Appreciation Revenue Series 2006, 6.00% due 12/15/2017 (a)(d)	5,180,140
3,415,000	Ravenna Metropolitan District Supplemental “B” Interest Registered Coupons, 8.25% due 12/1/2013-12/1/2023 (d)(j)	2,464,081
4,390,000	Traditions Metropolitan District No. 2 Subordinate G.O. (LTD Tax Convertible to Unlimited Tax) Convertible Capital Appreciation Series 2008, 8.50% due 12/15/2037 (d)	4,346,100
8,920,000	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Revenue Refunding Series 2009, 6.50% due 12/15/2016 (a)(d)(j)	2,973,304
2,286,030	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Subordinate Series 2006B, 7.00% due 12/15/2011 (d)(j)	2,171,728
6,530,000	Wildwing Metropolitan District No. 1 Capital Appreciation Revenue Series 2008, 7.50% due 12/1/2023 (d)	3,417,606

	Total Colorado Capital Appreciation and Zero Coupon Bonds (amortized cost $46,593,366)	$35,265,376

	Other Municipal Bonds– 3.9%
4,904,915	Freddie Mac Multifamily Variable Rate Certificates Series M001 Class B, 16.44% due 4/1/2037 (g)(j)	$4,904,915
538,000	The Industrial Development Authority of the City of Kansas City, Missouri Multi-family Housing Revenue (Alexandria Apartments) Series 2005A, 6.75% due 1/1/2028	545,215
1,650,000	Lower Brule Sioux Tribe (Lower Brule, South Dakota) Tribal Purpose Refunding Tax-Exempt Series 2014C, 5.875% due 3/01/2025	1,681,449
6,975,000	The Hospital Facilities Authority of Multnomah County, Oregon Revenue Refunding (Odd Fellows Home-Friendship Health Center) Series 2013A, 5.45% due 9/15/2020	6,976,744
1,560,000	Oglala Sioux Tribe (Pine Ridge, South Dakota) Essential Governmental Function Revenue and Refunding Series 2012, 5.00% due 10/1/2022	1,567,004
1,985,000	Oglala Sioux Tribe (Pine Ridge, South Dakota) Essential Governmental Function Revenue Tax-Exempt Series 2014B, 5.50% to yield 5.70% due 10/1/2024	2,027,062

7,100,000	Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue Series 2007A Capital Appreciation 6.75% due 8/01/2045 (d)	989,030
20,000,000	Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue Senior Series 2011C Capital Appreciation 8.00% due 8/01/2038 (d)	3,499,200
10,000,000	Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue Senior Series 2011C Capital Appreciation 8.00% due 8/01/2039 (d)	1,624,900
930,000	The Industrial Development Authority of the City of St. Louis, Missouri Senior Housing Revenue (Grant School Apartments) Series 2005A, 6.75% due 5/1/2027	901,942
4,500,000	Tacoma, Washington (City of) Consolidated LID District No.65, 5.75% to yield 5.75% — 6.22% due 4/1/2043	4,512,195
5,000,000	Uinta County School District Number 6 G.O. Refunding Series 2006, 7.00% to yield 4.40% due 12/1/2020	6,040,550

	Total Other Municipal Bonds (amortized cost $34,054,046)	$35,270,206

	Colorado Taxable Bonds/Certificates/Notes – 0.6%
1,806,518	777 S High Street LLC, Tax Lien Receipt Certificates, 9.00% due 10/15/2012 (j)(m)	$1,806,518
3,811,000	Pioneer Metropolitan District No. 3 LTD Tax G.O. Taxable Series 2012, 11.00% due 12/1/2037 (j)	3,811,000
227,347	Note receivable from Tabernash Meadows, LLC, a Colorado limited liability company, 24.00% due 2/9/2002 (a)(j)	156,940

	Total Colorado Taxable Bonds/Certificates/Notes (amortized cost $5,844,865)	$5,774,458

Total investments, at value (amortized cost $646,223,119)	68.4%	$619,116,856
Other assets net of liabilities	31.6%	285,908,748

Net assets	100.0%	$905,025,604

COLORADO BONDSHARES — A TAX-EXEMPT FUND

Schedule of Investments — (Continued)

December 31, 2014 (unaudited)

(a)	Defaulted or non-income producing based upon the financial condition of the issuer (see “Defaulted or Non-Income Producing Investments” notes to Schedule of Investments).

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents securities whose blended characteristics are reflective of a zero coupon bond and a step rate bond. Interest rate shown represents effective yield at acquisition.

(d)	Interest rate shown for capital appreciation and zero coupon bonds represents the effective yield at the date of acquisition.

(e)	Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)	Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at December 31, 2014. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a step rate bond. No step rate bonds were owned by the Fund at December 31, 2014.

(i)	Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $11,050,247 and a value of $6,831,913 or less than 1.0% of net assets, as of December 31, 2014.

(j)	Securities valued at fair value (see “Investment Valuation and Risk” notes to Schedule of Investments).

(k)	See “Purchase Accrued Interest” notes to Schedule of Investments for further information on purchase accrued interest related to these bonds.

(l)	The Fund has entered into a forbearance agreement under which it agrees that the issuer may pay a reduced rate of interest in lieu of the contract rate for a period of time (see “Defaulted or Non-Income Producing Investments” notes to Schedule of Investments).

(m)	Tax lien receipt certificates.

(LOC)	These securities are Variable Rate Demand Obligations (“VRDO”) with scheduled principal and interest payments that have a guaranteed liquidity provider in the form of a letter of credit. These obligations bear interest at a rate that resets daily or weekly (see “Investment Transactions” notes to Schedule of Investments). The numbered list below corresponds to the liquidity provider associated with the respective LOC.

1. Wells Fargo Bank, N. A.
2. FHLB Topeka
3. Barclays Bank PLC
4. U.S. Bank, N. A.
5. BNP Paribas
6. JPMorgan Chase Bank, N.A.
7. Royal Bank of Canada

The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:
G.O. – General Obligation
GID – General Improvement District
LID – Local Improvement District
LTD – Limited

COLORADO BONDSHARES — A TAX-EXEMPT FUND

Notes to Schedule of Investments

December 31, 2014 (unaudited)

Defaulted or Non-income Producing Investments

The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund’s investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds for which the accrual of interest income has been discontinued approximates $39,307,347 and such bonds have a value of $17,919,127 or 1.98% of net assets, as of December 31, 2014. These securities have been identified in the accompanying Schedule of Investments.

The Fund has entered into forbearance agreements with one district under which it agrees that the issuer may pay a reduced rate of interest in lieu of the contract rate for a period of time. Face amount of the bonds for which the Fund has entered into forbearance agreements total $2,065,000 and have a value of $839,259 or less than 1% of net assets, as of December 31, 2014. These securities has been identified in the Schedule of Investments.

Investment Valuation and Risk

Securities for which there is no last sales price are valued by an independent pricing service based on evaluated prices which considers such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are fair valued by management.

Securities for which market quotations are not readily available (or management considers otherwise are no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings are valued at current market quotations or amortized cost whichever management believes best approximates fair value.

Fixed-income securities owned by the Fund are subject to interest-rate risk, credit risk, prepayment risk and market risk. The Fund invests in not rated securities which may be subject to a greater degree of credit risk and risk of loss of income and principal and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund concentrates its investments in Colorado and, therefore, may be impacted by specific events, issuers or factors affecting Colorado. The Fund has more credit risk related to the economic conditions of Colorado than a portfolio with a broader geographical diversification.

ASC 820 Fair Value Measurements and Disclosures establishes a fair value hierarchy that classifies securities based on valuation techniques used to measure fair value and distinguish between observable inputs (market data obtained from independent sources) and the reporting entities own assumptions which are not readily observable to market participants. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Level 1 Inputs: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 Inputs: Significant unobservable inputs for the asset or liability including management’s own assumptions. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

The following table summarizes the valuation of the Fund’s investments as defined by ASC 820 hierarchy levels as of December 31, 2014:

Valuation Inputs Summary

	Colorado Municipal Bonds	Short-Term Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Other Municipal Bonds	Colorado Taxable Bonds/Certificates/ Notes	Total Securities December 31, 2014
Level 1 Securities	—	—	—	—	—	—
Level 2 Securities	346,167,506	136,432,144	24,303,951	30,365,291	—	537,268,892
Level 3 Securities	29,707,166	30,500,000	10,961,425	4,904,915	5,774,458	81,847,964

Totals	375,874,672	166,932,144	35,265,376	35,270,206	5,774,458	619,116,856

From September 30, 2014 to December 31, 2014, there were no Level 1 Securities.

Purchase Accrued Interest

Purchase accrued interest is typically a component of a municipal bond purchase and is paid on settlement date. The accrual period begins on the last interest payment (or original issue date) and runs through the day immediately preceding the settlement date. The Fund has purchased three bonds from the Meadows Metropolitan Districts No. 1, 2 and 7 with an aggregate balance of purchase accrued of $44,026,872 (99.1% of the December 31, 2014 balance of $44,417,942). Approximately $45,129,472 of additional interest has accrued on the purchase accrued interest since its purchase in 2007. This additional accrued interest has been fair valued in accordance with ASC 820 at approximately $33,914,300 and is included in other assets net of liabilities in the Schedule of Investments. This amount bears interest at the rate of 7.999% and will be received over an uncertain period of years. The value of the Meadows bonds is contained within three separate line items of the Schedule of Investments which all relate to a single set of bonds that cannot be sold separately.

Investment Transactions

Variable Rate Demand Obligations (“VRDO”) purchased by the Fund are floating rate obligations that have a nominal long-term maturity but have a coupon rate that is reset periodically (e.g., daily or weekly). The investor has the option to put the issue back to the trustee or tender agent at any time with specified (e.g., seven days) notice, accordingly the Fund treats these obligations as short-term holdings. On December 31, 2014, the interest rates paid on these obligations ranged from 0.02% to 4.89%.

Income Tax Information

At December 31, 2014, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

Cost of investments	$646,223,119

Gross unrealized appreciation	$21,848,947
Gross unrealized (depreciation)	(48,955,210)

Net unrealized (depreciation) of investments	$(27,106,263)

Legal Proceedings

Marin Metropolitan District Bonds

The Fund is the beneficial owner of bonds issued in 2008 (the “Bonds”) by Marin Metropolitan District (the “District”) as described more fully in the Fund’s 2014 shareholder report on Form N-CSR filed with the Securities and Exchange Commission on December 8, 2014. The original principal amount of Bonds was $30,485,000. The current principal amount is $17,485,000.

Landmark Litigation #1

On June 1, 2011, Landmark Towers Association, Inc. (“Landmark”), a homeowner association, filed an action on behalf of its members entitled Landmark Towers Ass’n, et al. v. UMB Bank, et al., Case Number 2011-CV-1076 in Arapahoe County District Court, Colorado (“Landmark Litigation #1”). The complaint filed in Landmark Litigation #1 sought a temporary restraining order, declaratory relief and permanent injunction against the District, the Fund, and UMB Bank, (“UMB”), the trustee, alleging that the taxes imposed by the District pledged to pay the Bonds violated TABOR.

In August 2011, Landmark sought to freeze approximately $13,000,000 in original proceeds from the sale of the Bonds to the Fund, which moneys were held by MB as trustee. The District Court denied Landmark’s efforts to freeze the $13,000,000 and allowed those moneys to be paid to the Fund, which reduced the principal amount of the Bonds to the current level.

In July and August 2013, the District Court held a bench trial regarding Landmark’s claims for declaratory relief and permanent injunction. On September 6, 2013, the District Court issued an order (“Sept. 6 Order”) that the District was properly formed and that the election approving the taxes was proper, but nonetheless held that there were violations of TABOR relating to the property taxes. In particular, the District Court held that (1) bond proceeds were used to pay improper charges of the developer; (2) the taxes exceeded the maximum mill levy for debt service; and (3) the taxes did not benefit the Landmark taxpayers. After holding that the taxes did not provide a benefit to the Landmark taxpayers, the Court enjoined the District from imposing its taxes on the Landmark members for purposes of paying the Bonds (the “Injunction”). The Fund, the District and UMB filed a motion for reconsideration of the Sept. 6 Order, which the District Court denied in an order dated October 31, 2013 (“Oct. 31 Order”).

While the Fund was not found to be responsible for damages based on the asserted TABOR violations, the District Court on March 10, 2014 entered an order allowing Landmark to pursue claims for fraudulent transfer and constructive trust that could result in the Fund being ordered to pay some or all of the tax refund obligations of the District.

In August 2014, the District Court held a four-day trial on the newly asserted claims against the Fund, and on September 10, 2014, the District Court issued an order (the “Sept. 10 Order”) denying each of the new claims asserted against the Fund. Landmark, however, filed a post-trial motion for reconsideration of the Sept. 10 Order, which motion was denied on November 12, 2014.

The Fund has filed a Notice of Appeal of the Sept. 6 Order and the Oct. 31 Order, including the Injunction. The Fund also filed a motion to stay the Injunction pending appeal. However, the motion to stay the Injunction was denied on December 12, 2014.

The Injunction, if upheld, would reduce the current tax revenues pledged to pay the Bonds. However, it is impossible to determine the direction, cost, duration or ultimate outcome of the Landmark Litigation #1. In addition, litigation is expensive and time consuming and, while the Fund fully intends to recover its costs, there can be no assurance that this will occur and there could be further adverse effects on dividend distributions and net asset values of the Fund while the matter is pending.

Landmark Litigation #2

In February 2012, in a separate legal proceeding entitled In the Matter of Marin Metropolitan District, Case 20 No. 2007-CV-1793 (“Landmark Litigation #2”), Landmark filed a motion asking the District Court to set aside its order approving the formation of the District. Landmark argued that the District committed a fraud on the District Court by failing to disclose material information. The Fund intervened in Landmark Litigation #2 in March 2012. Following an evidentiary hearing in December 2012, the District Court dismissed Landmark’s motion on the grounds that its challenge to the formation of the District was untimely and barred by the applicable statute of limitations. Landmark appealed the District Court’s decision, and on March 27, 2014, the Colorado Court of Appeals affirmed the District Court’s decision that the formation of the District could not now be challenged by Landmark.

In May 2014, Landmark petitioned the Colorado Supreme Court to review the decision. That petition was denied by the Supreme Court on December 22, 2014, making the Court of Appeals decision the final decision on the matter.

United Water & Sanitation District Ravenna Project Series 2009 (River Canyon Real Estate Investments, LLC Bankruptcy)

On July 31, 2013 the U.S. Bankruptcy Court confirmed a Chapter 11 bankruptcy plan proffered by bankrupt developer River Canyon (associated with development within the Ravenna development). The Fund had opposed the plan because of the unfavorable treatment of creditors. The Fund is also indirectly involved in a related case which was removed to the Douglas County District Court by the bankruptcy court to determine the validity of certain liens filed on the developer’s lots to secure the United Water Bonds (as defined below) owned by the Fund. All matters pending in Douglas County District Court have now been decided or settled and an appeal has been filed. Following a favorable determination on this appeal, it will be possible to address outstanding issues remaining from the Bankruptcy confirmation. Given the complexity of the issues, the involvement of two separate court jurisdictions, and probable further appeals no prediction as to the likely outcome can be made at this time.

Ravenna Metropolitan District

The Fund is the holder of approximately $13,600,000 of General Obligation Limited Tax Bonds, Series 2007 and Supplemental B Interest Registered Coupons (collectively the “Ravenna Bonds”) issued by Ravenna Metropolitan District (“Ravenna”). In addition, Ravenna also owes United Water and Sanitation District (“United”) approximately $6,875,000 arising under the Lease Purchase Agreement and related Water Services Agreement (collectively the “Water Agreements”). United in turn is obligated to the Fund pursuant to revenue bonds, Series 2007 issued by United to the Fund (the “United Water Bonds”), which United Water Bonds are payable from these revenue streams.

Ravenna filed a voluntary petition for bankruptcy under Chapter 9 of the United States Bankruptcy Code seeking relief under the United States Bankruptcy Code asserting that it is not generally able to pay its debts as they became due and that it will not be able to pay debts as they prospectively become due after the filing of its bankruptcy petition. The Fund challenged the eligibility of Ravenna to seek relief under the Bankruptcy Code, asserting, that Ravenna is generally able to pay its debts as they became due as such term is defined under the United States Bankruptcy Code and interpreted in accordance with applicable laws. A five day trial was held to the Court in late July, 2014. On December 15, 2014, the bankruptcy court determined that the District did not qualify for Chapter 9. Further, the court decided that the bankruptcy filing was done in bad faith. The District has appealed the court’s ruling. It is possible that the 10th Circuit Bankruptcy Appellate Panel could reverse Judge Brown’s opinion but this occurrence is considered unlikely.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant has adopted and maintained disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) that are designed to ensure that information required to be disclosed in the registrant’s reports under the Act, is recorded, processed, summarized and reported within the time periods required under the SEC’s rules and forms and that the information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow for timely decisions regarding required disclosure.

As required by Rule 30a-3(b) under the Act, the registrant carried out an evaluation under the supervision and with the participation of its management, including its principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures within the 90-day period prior to the filing date of this report. Based on the foregoing, the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99-CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLORADO BONDSHARES — A TAX-EXEMPT FUND

By:	/s/ George N. Donnelly
George N. Donnelly,
Interim President, Secretary and Treasurer
Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George N. Donnelly
George N. Donnelly,
Interim President, Secretary and Treasurer
(Principal Executive Officer and
Principal Financial Officer)
Date: February 27, 2015